CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Total net income (loss)	$ 3,469	$ 3,080
Change in unrealized foreign currency translation gains (losses):
Unrealized gains (losses)	(290)	677
Reclassifications to net income (loss)	(49)	0
Change in unrealized gains (losses) on investments at fair value through other comprehensive income:
Unrealized gains (losses)	482	(1,231)
Reclassifications to net income (loss) and provision for credit losses recognized into income	3	(20)
Classification overlay		232
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	(11)	42
Reclassifications to net income (loss)	28	(53)
Share of other comprehensive income (loss) in joint ventures and associates:
Unrealized gains (losses)	(44)	(60)
Total items that may be reclassified subsequently to income	119	(877)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(105)	171
Share of other comprehensive income (loss) in joint ventures and associates	7	(3)
Revaluation of property, plant and equipment	0	(2)
Total items that will not be reclassified subsequently to income	(98)	166
Total other comprehensive income (loss)	21	(711)
Total comprehensive income (loss)	3,490	2,369
Less: Comprehensive income (loss) allocated to the participating account (Note 20)	187	78
Non-controlling interests' comprehensive income (loss) (Note 20)	123	60
Shareholders’ comprehensive income (loss)	3,180	2,231
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses)	(5)	7
Unrealized gains (losses)	(120)	311
Reclassifications to net income (loss) and provision for credit losses recognized into income	(7)	2
Classification overlay		57
Unrealized gains (losses) on cash flow hedges	(1)	6
Reclassifications to net income for cash flow hedges	(6)	0
Total items that may be reclassified subsequently to income	(139)	383
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	38	(75)
Revaluation of property, plant and equipment	0	(2)
Total items that will not be reclassified subsequently to income	38	(77)
Total income tax benefit (expense) included in other comprehensive income (loss)	$ (101)	$ 306